Summary of significant accounting policies (Details 2)	Mar. 31, 2024	Mar. 31, 2022
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Minimum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Maximum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years